Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30,	December 31,
(in thousands)	2021	2020

Cost:
Laboratory equipment	$1,646	$1,256
Computers	190	169
Office furniture & equipment	106	102
Leasehold improvements	739	712
	2,681	2,239
Accumulated depreciation:
Laboratory equipment	734	588
Computers	108	87
Office furniture & equipment	9	5
Leasehold improvements	136	78
	987	758
Depreciated cost	$1,694	$1,481